Intangible assets (Details) - Mar. 31, 2015 - USD ($)	Total	Total
Patents	$ 26,450	$ 26,450
Less: Accumulated amortization	(1,044)	(1,044)
Subtotal	25,406	25,406
Trademarks	1,560	1,560
Intangible assets, net	$ 26,966	26,966
Amortization expense		$ 1,044
Patent [Member]
Intangible assets useful lives	15 years